SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable	$ 102	$ 51
Trade Accounts Receivable [Member]
Accounts Receivable	$ 102	$ 51